PENSION LIABILITIES, NET	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
PENSION LIABILITIES, NET

NOTE 12:- PENSION LIABILITIES, NET

The Norwegian subsidiary Ceragon Networks AS (formerly "Nera Networks AS") has defined contribution schemes and 4 unfunded pension plans.

Under the defined contributions scheme Ceragon Networks AS makes a payment to the insurance company who administer the fund on behalf of the employee. Ceragon Networks AS has no liabilities relating to such schemes after the payment to the insurance company. As of December 31, 2015 almost all active employees are in this scheme. The contribution and the corresponding social security taxes are recognized as payroll expenses in the period to which the employee's services are rendered. The defined pension contribution schemes meet the requirements of the law on compulsory occupational pension.

Defined benefit scheme was stopped for admission from December 1, 2007, and persons that were employed after that date were automatically entered into the defined contribution scheme. The schemes give right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme. The commitment related to the pension scheme is covered through an insurance company. As of December 31, 2015 the pension scheme has 0 members.

AFP-scheme - in force from 1 January 2011, the AFP-scheme is a defined benefit multi-enterprise scheme, but is recognized in the accounts as a defined contribution scheme until reliable and sufficient information is available for the group to recognize its proportional share of pension cost, pension liability and pension funds in the scheme. Ceragon Networks AS's liabilities are therefore not recognized as liability in the balance sheet.

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The liabilities in respect of Ceragon Networks AS's pension plans have been recalculated based on updated employee numbers as at December 31, 2015. These plans together represent 100% of the PBO of the entire group.

The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2015, and the statement of funds status as of December 31, 2015:

	December 31,
	2014	2015

Accumulated benefit obligation	$3,243	$2,362

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$11,204	3,243
Liability assumed at the acquisition date of Nera
Service cost	37	16
Interest cost	271	53
Plan settlements	(7,007)	-
Expenses paid	(548)	(315)
Exchange rates differences	(963)	(417)
Actuarial loss (gain)	249	(218)

Projected benefit obligation at end of year	$3,243	$2,362

Change in plan assets
Fair value of plan assets at beginning of year	$7,124	$-
Actual return on plan assets	146	-
Employer contributions to plan	18	-
Plan settlements	(7,053)	-
Exchange rates differences	(235)	-

Fair value of plan assets at end of year	$-	$-

The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2015 is as follows:

	December 31,
	2014	2015
Weighted-average assumptions
Discount rate	3.00%	2,70%
Rate of compensation increase	3.25%	2,5%

The amounts reported for net periodic pension costs and the respective benefit obligation amounts are dependent upon the actuarial assumptions used. The Company reviews historical trends, future expectations, current market conditions and external data to determine the assumptions. The discount rate is the covered bond. For purposes of calculating the 2016 net periodic benefit cost and the 2015 benefit obligation, the Company has used a discount rate of 2,7%. The rate of compensation increase is determined by the Company, based upon its long-term plans for such increases.

The following table provides the components of net periodic benefits cost for the years ended December 31, 2014 and 2015:

	December 31,
	2014	2015
Components of net periodic benefit cost
Service cost	$37	$145
Interest cost	271	467
Expected return on plan assets	(146)	-
Exchange rates differences	15	-

Net periodic benefit cost	$177	$612

Benefit payments are expected to be paid as follows:

	December 31,
	2014	2015

2015	$480	$315
2016	396	290
2017	241	240
2018	150	150
2019 and thereafter	692	700

	$1,959	$1,695

Regarding the policy for amortizing actuarial gains or losses for pension and post-employment plans, the Company has chosen to charge the actuarial gains or losses to statement of operations.

For the years ended December 31, 2013, 2014 and 2015, an actuarial gain (loss) of $ (1,291), $ (533) and $ 174, respectively, was recognized in statements of income (loss).